EARNINGS PER SHARE (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Net Income And Weighted Average Number Of Shares Used In Computation Of Basic And Diluted Earnings Per Share [Abstract]
Net income attributable to Teva	$ 859	$ 761
Interest expense on convertible senior debentures, and issuance costs, net of tax benefits	0	0
Net income used for the computation of diluted earnings per share	$ 859	$ 761
Weighted average number of shares used in the computation of basic earnings per share	880	897
Additional shares from the assumed exercise of employee stock options and unvested RSU's	2	3
Weighted average number of additional shares issued upon the assumed conversion of convertible senior debentures	0	2
Weighted average number of shares used in the computation of diluted earnings per share	882	902
Ordinary And Special Shares Outstanding [Abstract]
Ordinary shares - issued	942		942
Treasury, shares	(71)		(59)
Convertible Debt And Accrued Interest Due 2026	2